INCOME TAXES (Details Textual) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Average effective tax rate	47.00%	47.00%	(285.00%)
Additional tax accrual		$ 147,200
Deferred tax recovery		15,700
Net tax accrual		131,500
Net deferred tax assets		80,386	$ 46,375
Deductible temporary differences for which no deferred tax asset is recognised		558,295	582,165
Threshold limit of two out of four prior taxation years | €	€ 750
Entities that have had a loss for tax purposes in either current or previous year, or both [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets		80,400	46,400
Deductible temporary differences for which no deferred tax asset is recognised		$ 194,700	$ 303,300